NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2013
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

19. NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB

Numerator:
Numerator for basic income (loss) from continuing operations per share	165,478	(1,616,946)	(630,613)
Numerator for basic loss from discontinued operations per share	(144,293)	(4,220)	(276,205)
Numerator for diluted income (loss) from continuing operations per share	165,478	(1,616,946)	(630,613)
Numerator for diluted loss from discontinued operations per share	(144,293)	(4,220)	(276,205)
Denominator:
Denominator for basic income (loss) per share weighted average ordinary shares outstanding	142,939,038	145,659,940	163,942,809
Denominator for diluted income (loss) per share weighted average ordinary shares outstanding	150,432,812	145,659,940	163,942,809
Basic income (loss) per share- continuing operations	1.16	(11.10)	(3.85)
Basic loss per share- discontinued operations	(1.01)	(0.03)	(1.68)
Diluted income (loss) per share- continuing operations	1.10	(11.10)	(3.85)
Diluted loss per share- discontinued operations	(1.01)	(0.03)	(1.68)

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net income per share is computed using the weighted average number of ordinary shares and ordinary share equivalents outstanding during the period. For the years ended December 31, 2011, 2012 and 2013, no warrants or preferred shares that were anti-dilutive and excluded from the calculation of diluted net income per share. Approximately 9.3 million shares, 11.9 million shares and 7.7 million options that were out-of-money, were anti-dilutive and excluded from the calculation of diluted net income per share for the year ended December 31, 2011, 2012 and 2013, respectively. Approximately 4.2 million and 5.8 million options that were in-the-money, were also excluded from the calculation of diluted net loss per share for the years ended December 31, 2012 and 2013, respectively, because both were loss period, and  their effects would be anti-dilutive.